Other financial assets (Details 1) - Other Noncurrent Financial Assets [Member] € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
DisclosureOfFinancialAssetsExplanatoryLineItems [Line Items]
Carrying amount, Beginning of period	€ 480
Additions	211
Currency translation differences	(49)
Other changes	(2)
Carrying amount, end of period	€ 640